Vessels, net - Consolidated Statement of Financial Position (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 130,724
Balance ending of period	126,354
Net Book Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	130,724
Additions	318
Depreciation & Amortization	(4,688)
Balance ending of period	126,354
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	233,738
Additions	176
Balance ending of period	233,914
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(107,776)
Depreciation & Amortization	(2,635)
Balance ending of period	(110,411)
Dry docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	15,927
Additions	142
Balance ending of period	16,069
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(11,165)
Depreciation & Amortization	(2,053)
Balance ending of period	$ (13,218)